Finance Liabilities (Analysis of Finance Liabilities on Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finance Liabilities [Abstract]
Total finance liabilities	$ 133,337	$ 142,370
Finance liabilities, net of deferred financing costs	132,129	140,931
Less: Current finance liabilities, net of deferred financing costs, current	(9,221)	(8,802)
Finance liabilities, excluding current maturities	122,908	132,129
Lessee Lease Description [Line Items]
Less: Deferred financing costs	(6,314)	(7,609)
Finance Liabilities [Member]
Lessee Lease Description [Line Items]
Less: Deferred financing costs	$ (1,208)	$ (1,439)